Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (usd per share) (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	250,000,000
Common stock, shares issued	171,519,811	169,316,421	86,762,463
Common stock, shares outstanding	171,519,811	169,316,421	86,762,463